Goodwill and intangible assets, net - Goodwill rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, beginning balance	€ 286,539	€ 282,664
Foreign exchange translation	30	37
Impairment charge	(104,642)	0
Disposals		3,838
Goodwill, ending balance	181,927	286,539
Developed Europe
Goodwill [Roll Forward]
Goodwill, beginning balance	200,067	197,516
Foreign exchange translation	26	26
Impairment charge	(104,642)	0
Disposals		2,525
Goodwill, ending balance	95,451	200,067
Americas
Goodwill [Roll Forward]
Goodwill, beginning balance	86,472	85,148
Foreign exchange translation	4	11
Impairment charge	0	0
Disposals		1,313
Goodwill, ending balance	86,476	86,472
Rest of World
Goodwill [Roll Forward]
Goodwill, beginning balance	0	0
Foreign exchange translation	0	0
Impairment charge	0	0
Disposals		0
Goodwill, ending balance	€ 0	€ 0